INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	[2]
Operating activities
Profit / (loss) before tax		$ 655	$ (175)	[1]
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss / (reversal)		1,370	2,112
(Gain) / loss on disposal of non-current assets		8	16
Finance costs		507	560
Finance income		(10)	(20)
Other non-operating (gain) / loss		(24)	(101)
Net foreign exchange (gain) / loss		(1)	11	[1]
Changes in trade and other receivables and prepayments		(170)	(67)
Changes in inventories		(8)	45
Changes in trade and other payables		99	30
Changes in provisions, pensions and other		(16)	(15)
Interest paid		(435)	(472)
Interest received		10	19
Income tax paid		(192)	(234)
Net cash flows from operating activities from continuing operations		1,793	1,709
Net cash flow from operating activities from discontinued operations		209	166
Investing activities
Purchase of property, plant and equipment and intangible assets		(1,327)	(1,209)
Receipts from / (payment on) deposits		(33)	(84)
Receipts from / (investment in) financial assets	[3]	(37)	10
Other proceeds from investing activities, net		(3)	(10)
Net cash flows from / (used in) investing activities from continuing operations		(1,400)	(1,293)
Net cash flow from / (used in) investing activities from discontinued operations		(89)	(78)
Financing activities
Proceeds from borrowings, net of fees paid	[4]	835	3,212
Repayment of debt		(1,085)	(3,538)
Acquisition of non-controlling interest		(279)	(1)
Dividends paid to owners of the parent		0	(259)
Dividends paid to non-controlling interests		(6)	(43)
Net cash flows from / (used in) financing activities from continuing operations		(535)	(629)
Net cash flow from / (used in) financing activities from discontinued operations		(62)	(65)
Net (decrease) / increase in cash and cash equivalents		(84)	(190)
Net foreign exchange difference		(17)	(59)
Cash and cash equivalents classified as discontinued operations/held for sale at the end of period		(92)	0
Cash and cash equivalents at beginning of period	[3]	1,661	1,238
Cash and cash equivalents at end of period, net of overdrafts	[5]	$ 1,468	$ 989

[1]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)
[2]	Prior year comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 4)
[3]	Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 14 for further details.
[4]	Fees paid for borrowings were US$22 (2020: US$21).
[5]	Overdrawn amount was US$30 (2020: US$165)